Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	AGILITY HEALTH & WELLNESS CORPORATION
Entity Central Index Key	0001686164
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company